Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock
Balance at Dec. 31, 2010	$ 101,488,000	$ 28,841,000	$ 4,636,000	$ 28,929,000	$ 41,857,000	$ 742,000	$ (3,517,000)
Increase (Decrease) in Stockholders' Equity
Net income	2,857,000				2,857,000
Other comprehensive income	598,000					598,000
Stock based compensation expense	58,000			58,000
Accretion of preferred stock discount		477,000			(477,000)
Stock dividend			179,000	1,279,000	(1,458,000)
Cash dividends declared, preferred stock	(1,513,000)				(1,513,000)
Cash dividends declared, common stock	(912,000)				(912,000)
Balance at Dec. 31, 2011	102,576,000	29,318,000	4,815,000	30,266,000	40,354,000	1,340,000	(3,517,000)
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle	460,000				460,000
Adjusted opening balance	103,036,000	29,318,000	4,815,000	30,266,000	40,814,000	1,340,000	(3,517,000)
Balance at Jan. 02, 2012
Balance at Dec. 31, 2011	102,576,000	29,318,000	4,815,000	30,266,000	40,354,000	1,340,000	(3,517,000)
Increase (Decrease) in Stockholders' Equity
Net income	2,822,000				2,822,000
Other comprehensive income	485,000					485,000
Stock based compensation expense	29,000			29,000
Accretion of preferred stock discount		659,000			(659,000)
Redemption of 18,255 and 12,000 shares for the year ended December 31, 2013 and 2012 respectively	(12,000,000)	(12,000,000)
Stock dividend			186,000	1,521,000	(1,707,000)
Cash dividends declared, preferred stock	(1,203,000)				(1,203,000)
Cash dividends declared, common stock	(949,000)				(949,000)
Balance at Dec. 31, 2012	92,220,000	17,977,000	5,001,000	31,816,000	39,118,000	1,825,000	(3,517,000)
Increase (Decrease) in Stockholders' Equity
Net income	4,974,000				4,974,000
Other comprehensive income	(2,594,000)					(2,594,000)
Stock based compensation expense	19,000			19,000
Accretion of preferred stock discount		278,000			(278,000)
Redemption of 18,255 and 12,000 shares for the year ended December 31, 2013 and 2012 respectively	(18,255,000)	(18,255,000)
Redemption of common stock warrant	(540,000)			(540,000)
Stock dividend			194,000	2,090,000	(2,284,000)
Cash dividends declared, preferred stock	(456,000)				(456,000)
Cash dividends declared, common stock	(988,000)				(988,000)
Balance at Dec. 31, 2013	$ 74,380,000		$ 5,195,000	$ 33,385,000	$ 40,086,000	$ (769,000)	$ (3,517,000)